Other payables and accruals (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Amount included in contract liabilities at the beginning of the year	¥ 20.9	¥ 18.8